Investments - Change in Investments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change In Investments [Roll Forward]
Equity income (loss)	$ 4	$ 9	$ 9
Changes in foreign exchange rates		10	0
EMG | Equity-accounted
Change In Investments [Roll Forward]
Beginning balance	12	12
Investment	0	0
Equity income (loss)	(4)	(1)
Distributions received	0	0
Changes in foreign exchange rates	0	(1)
Net change in fair value recognized in OCI		0
Ending balance	8	12	12
Skookumchuck | Equity-accounted
Change In Investments [Roll Forward]
Beginning balance	105	93
Investment	0	0
Equity income (loss)	8	10
Distributions received	(6)	(5)
Changes in foreign exchange rates	3	(7)
Net change in fair value recognized in OCI		0
Ending balance	104	105	93
Tent Mountain | Equity-accounted
Change In Investments [Roll Forward]
Beginning balance	0	0
Investment	10	0
Equity income (loss)	0	0
Distributions received	0	0
Changes in foreign exchange rates	0	0
Net change in fair value recognized in OCI		0
Ending balance	10	0	0
EIP | FVTPL
Change In Investments [Roll Forward]
Beginning balance	11	0
Investment	4	10
Equity income (loss)	0	0
Distributions received	0	0
Changes in foreign exchange rates	0	(1)
Net change in fair value recognized in OCI		0
Ending balance	15	11	0
Ekona | FVTOCI
Change In Investments [Roll Forward]
Beginning balance	1	0
Investment	0	2
Equity income (loss)	0	0
Distributions received	0	0
Changes in foreign exchange rates	0	0
Net change in fair value recognized in OCI		(1)
Ending balance	1	1	0
Consolidated structured entities
Change In Investments [Roll Forward]
Beginning balance	129	105
Investment	14	12
Equity income (loss)	4	9	9
Distributions received	(6)	(5)
Changes in foreign exchange rates	3	(9)
Net change in fair value recognized in OCI		(1)
Ending balance	$ 138	$ 129	$ 105